UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2023
Annual Report
T. ROWE PRICE
Equity Market Index Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE Equity Market Index Funds
HIGHLIGHTS
Each of the three Equity Market Index Funds produced positive returns in 2023 and closely tracked their respective benchmarks.
Most sectors of the U.S. stock market produced positive returns during the
12-month period. Led by a relatively small group of high-growth, technology-
oriented mega-cap companies, U.S. stocks surged in 2023.
Using full replication and sampling strategies, we kept the composition and other attributes of the index funds similar to those of their benchmarks.
The trajectories of the economy, corporate earnings, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our main task, however, is to use full replication or sampling strategies so that the Equity Market Index Funds are structured like major U.S. equity indexes and closely track their performance.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Equity Market Index Funds
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during 2023 as most economies managed to avoid the recession that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling interest rates.
For the 12-month period, the technology-oriented Nasdaq Composite
Index rose about 43%, reaching a record high and producing the strongest result of the major benchmarks. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S.
investors in European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. A small group of tech-oriented mega-cap companies helped drive much of the market’s advance. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle
East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, and at its final meeting of the year in
December, the central bank indicated that there could be three 25-basis-point rate cuts in 2024.

T. ROWE PRICE Equity Market Index Funds

The yield of the benchmark 10-year U.S. Treasury note briefly reached 5.00%
in October for the first time since late 2007 before falling back to 3.88% by period-end, the same level where it started the year, amid cooler-than-expected inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields. Investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Equity Market Index Funds
Management’s Discussion of Fund Performance

EQUITY INDEX 500 FUND
INVESTMENT OBJECTIVE
The fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization U.S. stocks.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Equity Index 500 Fund returned 26.06% versus 26.29% for its benchmark, the S&P 500 Index. The fund’s performance tends to slightly lag that of the index due to operating and management expenses. (Performance for the fund’s I Class and Z Class shares will vary due to different fee structures. Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
Most sectors in the S&P
500 Index produced
positive returns in 2023.
Led by a relatively small
group of high-growth,
technology-oriented mega-
cap companies, large-cap
U.S. stocks surged in 2023.
Generally favorable corporate
earnings, a resilient economy, and increased investor interest in artificial intelligence (AI) also provided a favorable backdrop for U.S. equities.
Within our portfolio, information technology stocks contributed the most in absolute terms. Semiconductors, software, and hardware companies were among the best performers in the portfolio, with bellwethers NVIDIA,
Microsoft, and Apple, respectively, performing particularly well. Shares of these giants soared with other technology names, as the sector was driven by demand for companies expected to benefit from AI. Also, the prospects for lower interest rates in 2024 gave growth stocks an additional boost at the end of the year. Falling interest rates help high-growth companies by increasing the present value of their future profits. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Equity Index 500 Fund –
.
7.93% 26.06%
Equity Index 500 Fund–
.
I  Class 8.01 26.23
Equity Index 500 Fund–
.
Z  Class 8.04 26.30
S&P 500 Index 8.04 26.29

T. ROWE PRICE Equity Market Index Funds

The communication services sector also exhibited positive returns. The interactive media and services segment contributed the most to absolute results, as Facebook parent company Meta Platforms generated robust returns during the year. The stock surged with other mega-cap tech names as investors were bullish on broader economic growth as well as the profit potential of AI adoption and advancements. The entertainment segment also performed well.
Shares of streaming service provider Netflix rose for much of the year, buoyed by solid corporate earnings. Near the end of the year, shares benefited from the announcement of large price increases for the company’s Basic and Premium subscription plans.
Conversely, utilities shares declined for the 12-month period. Rising interest rates for most of the year pressured the utilities sector, as the relatively high dividend payments that utilities companies typically offer become less attractive to investors as bond yields
climb. Within our portfolio,
electric utilities companies
performed worst; NextEra
Energy, the largest utility
company by market value
in the U.S., was particularly
weak. Shares sold off
meaningfully during the year
as yield-seeking investors
rotated out of the stock and
rising rates led to increased
borrowing costs for providers
of clean energy.
The energy sector also
declined during the
12-month period; oil, gas,
and consumable fuels
companies were weakest.
Energy giants Chevron and
ExxonMobil were the worst
performers in the sector
as both companies faced headwinds throughout the year. Generally lower oil prices in 2023 weighed on shares, as did the large acquisitions of smaller energy sector firms—Chevron acquired Hess, while ExxonMobil bought Pioneer
Natural Resources—later in the year.
SECTOR DIVERSIFICATION
Periods Ended 6/30/23 12/31/23
Information Technology   28.0% 28.6%
Financials   12.4 12.9
Health Care   13.4 12.5
Consumer Discretionary   10.6 10.8
Industrials and Business
Services   8.6 9.0
Communication Services   8.4 8.6
Consumer Staples   6.6 6.1
Energy   4.1 3.9
Real Estate   2.5 2.5
Materials   2.5 2.4
Utilities   2.6 2.3
Other and Reserves   0.3 0.4
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Equity Market Index Funds

TOTAL EQUITY MARKET INDEX FUND
INVESTMENT OBJECTIVE
The fund seeks to match the performance of the entire U.S. stock market.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Total Equity Market Index Fund returned 26.38% versus 26.06% for its benchmark, the S&P Total Market Index. The fund usually lags the benchmark slightly due to operating and management expenses. ( Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
Within our portfolio,
information technology
stocks contributed the
most in absolute terms.
Software, semiconductors,
and hardware companies
were among the best performers in the portfolio, with bellwethers Microsoft,
NVIDIA, and Apple, respectively, performing particularly well. Shares of these giants soared with other technology names, as the sector was driven by demand for companies expected to benefit from AI. Also, the prospects for lower interest rates in 2024 gave growth stocks an additional boost at the end of the year. Falling interest rates help high-growth companies by increasing the present value of their future profits. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
The consumer discretionary sector also exhibited positive returns. The broadline retail segment contributed the most to absolute results. Shares of
Amazon.com surged over the period as the firm’s expansive plan to cut costs had a positive impact on margins and offset topline growth weakness in retail and cloud. The strong margin improvement in retail showed that Amazon’s decision to regionalize its logistics network has led to faster deliveries at lower costs. The automobiles segment also helped. Shares of Tesla rose sharply in the first half of the year on the back of multiple positive developments, including news that all versions of the firm’s cheapest Model 3 would be eligible for the full $7,500 electric vehicle tax credit, as well as the announcements that Ford,
General Motors, and Rivian would each adopt Tesla’s North American charging plug standard for their electric vehicles.
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Total Equity Market Index
Fund –
.
8.64% 26.38%
S&P Total Market Index 8.44 26.06

T. ROWE PRICE Equity Market Index Funds

Conversely, utilities shares declined for the 12-month period. Rising interest rates for most of the year pressured the utilities sector, as the relatively high dividend payments that utilities companies typically offer become less attractive to investors as bond yields climb. Within our portfolio, electric utilities companies performed worst; NextEra Energy, the largest utility company by market value in the U.S., was particularly weak. Shares sold off meaningfully during the year as yield-seeking investors rotated out of the stock and rising rates led to increased borrowing costs for providers of clean energy.
The energy sector also
declined during the
12-month period; oil, gas,
and consumable fuels
companies were weakest.
Energy giants Chevron and
ExxonMobil were the worst
performers in the sector
as both companies faced
headwinds throughout
the year. Generally lower
oil prices in 2023 weighed
on shares, as did the large
acquisitions of smaller energy
sector firms—Chevron
acquired Hess, while
ExxonMobil bought Pioneer
Natural Resources—later in
the year.
SECTOR DIVERSIFICATION
Periods Ended 6/30/23 12/31/23
Information Technology   26.4% 27.4%
Financials   12.9 13.4
Health Care   13.3 12.6
Consumer Discretionary   10.9 10.8
Industrials and Business
Services   10.0 10.1
Communication Services   7.7 7.8
Consumer Staples   6.1 5.7
Energy   4.1 3.9
Real Estate   3.0 3.0
Materials   2.7 2.6
Utilities   2.4 2.2
Other and Reserves   0.5 0.5
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Equity Market Index Funds

EXTENDED EQUITY MARKET INDEX FUND
INVESTMENT OBJECTIVE
The fund seeks to track the performance of a benchmark index that measures the investment return of small- and mid-capitalization U.S. stocks.
FUND COMMENTARY
How did the fund perform in the past 12 months?
Small- and mid-cap U.S. stocks produced positive returns in 2023. The
Extended Equity Market Index Fund returned 25.35% versus 24.97% for its benchmark, the S&P Completion Index. The fund usually lags the benchmark slightly due to operating and management expenses. ( Past performance cannot guarantee future results .)
What factors influenced the
fund’s performance?
Within our portfolio,
information technology
stocks contributed the
most in absolute terms.
Software, IT services, and
semiconductor companies were among the best performers in the portfolio, with Palo Alto Networks, Snowflake, and Marvell Technology, respectively, being particularly strong. Shares of these companies soared with other technology names, as the sector was driven by demand for companies expected to benefit from AI. Also, the prospects for lower interest rates in 2024 gave growth stocks an additional boost at the end of the year. Falling interest rates help high-growth companies by increasing the present value of their future profits. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
The industrials and business services sector also exhibited positive returns; the ground transportation segment performed best. Shares of leading ride share brand Uber Technologies surged for most of the year, as strong corporate earnings provided a favorable backdrop. Bookings accelerated across the company’s mobility and delivery segments as demand in the U.S. strengthened, most notably in the third quarter. Shares rallied even further at the end of the year in anticipation of Uber Technologies being added to the large-cap S&P
500 Index. The building products segment also advanced during the year, led by Builders FirstSource. The company is a maker of assorted building products used in new home construction, as well as remodeling, repairs, and
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Extended Equity Market
Index Fund –
.
11.40% 25.35%
S&P Completion Index 11.01 24.97

T. ROWE PRICE Equity Market Index Funds

renovations. Shares surged as the company reported better-than-expected third-quarter earnings and as a sharp drop in mortgage interest rates boosted sentiment toward homebuilding-related industries. The stock was also added to the S&P 500 late in the year.
The financials sector also generated strong returns during the year, with capital markets and financial services companies performing best. Shares of alternative asset managers Blackstone and Apollo Global Management surged during the year. Both companies benefited from investors who, following a difficult 2022 for stocks and bonds, sought alternative investments that could provide higher returns and possibly other benefits, such as broader diversification or lower volatility. Investors also anticipate that these nonbank institutions could win additional business that might otherwise go to large, heavily regulated banks, particularly if new rules take effect requiring banks to hold substantially more capital reserves.
Conversely, utilities shares
declined for the 12-month
period. Rising interest rates
pressured the utilities sector
throughout the year as the
high dividend payments that
utilities companies typically
offer become less attractive to
investors as bond yields climb
higher. Within our portfolio,
gas utilities companies
performed worst as UGI
Corporation and National
Fuel Gas Company detracted
from absolute returns.
How are the Equity Market
Index Funds positioned?
The Equity Market Index
Funds, which tend to closely
track their benchmarks,
offer broad exposure to
different sectors of the U.S. stock market, and each fund’s sector allocations are consistent with those of its benchmark. As such, changes in each portfolio’s sector diversification and other overall characteristics reflect changes in the composition of the indexes, rather than strategic shifts that are typical of an
SECTOR DIVERSIFICATION
Periods Ended 6/30/23 12/31/23
Information Technology   17.7% 19.0%
Financials   15.6 17.1
Industrials and Business
Services   18.1 16.7
Health Care   13.0 11.9
Consumer Discretionary   12.0 11.3
Real Estate   6.0 6.1
Energy   4.2 4.4
Materials   4.1 4.2
Communication Services   4.0 4.1
Consumer Staples   2.8 2.9
Utilities   1.9 1.7
Other and Reserves   0.6 0.6
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Equity Market Index Funds

actively managed fund. Since the portfolios are designed to track their indexes, they do not have the flexibility to shift assets toward stocks or sectors that are rising or away from those that are declining. The funds’ expenses are generally low, which allows investors to retain more of their returns.
As a reminder, the Equity Market Index Funds are designed for investors who want to harness the potential for long-term capital appreciation from broad exposure to large-cap U.S. stocks, the entire U.S. stock market, or small- and mid-cap U.S. stocks. The portfolios could serve as core holdings in an investor’s portfolio, as they offer attributes that many investors will find appealing. The portfolios intend to be diversified in approximately the same proportion as the indexes they track are diversified. (Diversification cannot assure a profit or protect against loss in a declining market.)
The Equity Index 500 Fund uses a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the S&P 500
Index. The fund seeks to maintain holdings of each stock in proportion to its weight in the index. The Total Equity Market Index Fund and the Extended
Equity Market Index Fund use a sampling strategy, which involves investing substantially all of their assets in a group of stocks representative of the sector allocations, financial characteristics, and other attributes of the S&P Total
Market Index and S&P Completion Index, respectively. These two funds do not attempt to fully replicate their indexes by owning each of the stocks in them.
All three index funds may occasionally invest in securities such as futures and exchange-traded funds so that they can accommodate cash flows and remain fully invested.
What is portfolio management’s outlook?
Continued trends in disinflation, alongside a handful of benign jobs reports, have lengthened the runway for an economic soft landing. The Federal
Reserve’s dovish pivot—and implied rate cut cadence—has encouraged risk-on behavior as the probability of a recession continues to decline. We believe equity returns are likely to be more subdued in 2024; an additional move higher will likely hinge on the ability of companies to demonstrate meaningful earnings and free cash flow growth following the significant move up in the last
12 months, which was aided in large part by multiple expansion.

T. ROWE PRICE Equity Market Index Funds

The trajectories of the economy, corporate earnings, and interest rates are unpredictable, and investor sentiment toward the broad market and various market segments could change without warning. Our main task is not to determine which stocks or sectors may perform best in the period ahead but, rather, to use full replication or sampling strategies so that the Equity Market
Index Funds are structured like major U.S. equity indexes and closely track their performance.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Equity Market Index Funds

RISKS OF INVESTING IN THE EQUITY MARKET INDEX FUNDS
Common stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the funds invest may decline due to general weakness in the U.S. stock market, such as when the U.S.
financial markets decline, or because of factors that affect a particular company or industry.
Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes and may suffer sharper price declines as a result of earnings disappointments.
Funds that invest in small and medium-sized companies could be more volatile than funds that are exposed to only large companies. Small and medium-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. Smaller companies may have limited trading markets and tend to be more sensitive to changes in overall economic conditions.
Because the funds are passively managed, holdings are generally not reallocated based on changes in market conditions or the outlook for a specific security, industry, or market sector. As a result, the funds’ performance may lag the performance of actively managed funds. Funds that use a sampling strategy (and thus do not attempt to fully replicate their benchmark indexes)
have a greater potential for their performance to deviate from that of their benchmarks.
BENCHMARK INFORMATION
Note: The S&P 500 Index, S&P Total Market Index, and S&P Completion
Index are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”) and has been licensed for use by T. Rowe Price. Standard
&  Poor’s
®
and S&P
®
 are registered trademarks of Standard & Poor’s Financial
Services LLC, a division of S&P Global (“S&P”); Dow Jones
®
is a registered
trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); T. Rowe
Price is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P,

T. ROWE PRICE Equity Market Index Funds

or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index, S&P
Total Market Index, and S&P Completion Index.
PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Equity Index 500 Fund
Percent of
Net Assets
12/31/23
Apple 7.0%
Microsoft 6.9
Alphabet 3.8
Amazon.com 3.4
NVIDIA 3.0
Meta Platforms 2.0
Tesla 1.7
Berkshire Hathaway 1.6
JPMorgan Chase 1.2
Broadcom 1.2
UnitedHealth Group 1.2
Eli Lilly 1.2
Visa 1.0
Exxon Mobil 1.0
Johnson & Johnson 0.9
Mastercard 0.9
Home Depot 0.9
Procter & Gamble 0.9
Costco Wholesale 0.7
Merck 0.7
AbbVie 0.7
Adobe 0.7
Chevron 0.7
Salesforce 0.6
Advanced Micro Devices 0.6
Total 44.5%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Equity Market Index Funds

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Total Equity Market Index Fund
Percent of
Net Assets
12/31/23
Apple 6.0%
Microsoft 6.0
Alphabet 3.3
Amazon.com 3.0
NVIDIA 2.6
Meta Platforms 1.7
Tesla 1.5
Berkshire Hathaway 1.4
JPMorgan Chase 1.1
UnitedHealth Group 1.0
Broadcom 1.0
Eli Lilly 1.0
Visa 0.9
Exxon Mobil 0.9
Johnson & Johnson 0.8
Mastercard 0.8
Home Depot 0.8
Procter & Gamble 0.7
Costco Wholesale 0.6
Merck 0.6
Adobe 0.6
AbbVie 0.6
Salesforce 0.6
Chevron 0.5
Advanced Micro Devices 0.5
Total 38.5%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Equity Market Index Funds

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Extended Equity Market Index Fund
Percent of
Net Assets
12/31/23
Snowflake 1.0%
Workday 0.9
Crowdstrike Holdings 0.9
KKR 0.8
Marvell Technology 0.8
Block 0.6
Apollo Global Management 0.6
Cheniere Energy 0.6
Ferguson 0.6
Datadog 0.6
Atlassian 0.6
Palantir Technologies 0.5
DoorDash 0.5
Trade Desk 0.5
HubSpot 0.5
Coinbase Global 0.5
MongoDB 0.4
Veeva Systems 0.4
Alnylam Pharmaceuticals 0.4
Cloudflare 0.4
Pinterest 0.3
Splunk 0.3
ROBLOX 0.3
Ares Management 0.3
Zscaler 0.3
Total 13.6%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Equity Market Index Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
EQUITY INDEX 500 FUND
Note: Performance for the I and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table on the next page.

T. ROWE PRICE Equity Market Index Funds

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Equity Index 500 Fund –
.
26.06% 15.47% 11.80% – –
Equity Index 500 Fund–
.
I  Class 26.23 15.62 – 13.05% 8/28/15
Equity Index 500 Fund–
.
Z  Class 26.30 – – 21.97 3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end perfor mance, please visit our website (troweprice.
com) or contact a T. Rowe Price representative at 1 - 800 - 225 - 5132 or, for
0.02
I and
0.03
Z Class shares,
1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative) returns had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Equity Market Index Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
TOTAL EQUITY MARKET INDEX FUND
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Total Equity Market Index Fund –
.
26.38% 14.81% 11.19%
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132.
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Equity Market Index Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
EXTENDED EQUITY MARKET INDEX FUND
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/23 1 Year 5 Years 10 Years
Extended Equity Market Index Fund –
.
25.35% 11.72% 8.39%
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132.
This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Equity Market Index Funds

EXPENSE RATIOS
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the Equity Index 500 Fund has three share classes: The original share class
(Investor Class) charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z
Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of
T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Equity Index 500 Fund 0.20%
Equity Index 500 Fund–I Class 0.08
Equity Index 500 Fund–Z Class 0.05
Total Equity Market Index Fund 0.21
Extended Equity Market Index Fund 0.26
The expense ratios shown are as of the funds’ most recent prospectus. These numbers may vary from the expense ratios shown elsewhere in this report because they are based on a different time period and, if applicable, include acquired fund fees and expenses but do not include fee or expense waivers.

T. ROWE PRICE Equity Market Index Funds

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe
Price Services or accounts maintained by intermediaries through NSCC
®
Networking. If you are
subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
EQUITY INDEX 500 FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Investor Class
Actual $1,000.00 $1,079.30 $1.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.25   0.97
I Class
Actual   1,000.00   1,080.10   0.26
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.95   0.26
Z Class
Actual   1,000.00   1,080.40   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.19%, the
2
I Class
was 0.05%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Equity Market Index Funds

TOTAL EQUITY MARKET INDEX FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Actual $1,000.00 $1,086.40 $0.89
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.35   0.87
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.17%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period.
EXTENDED EQUITY MARKET INDEX FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Actual $1,000.00 $1,114.00 $1.33
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.95   1.28
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.25%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period.
FUND EXPENSE EXAMPLE (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3281647 C50-050 2/24

December 31, 2023
Annual Report
I Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PREIX Equity Index 500 Fund –
.
PRUIX Equity Index 500 Fund–
.
I  Class
TRHZX Equity Index 500 Fund–
.
Z Class

T. ROWE PRICE Equity Index 500 Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 100.94 $ 125.31 $ 99.17 $ 85.83 $ 66.80
Investment activities
Net investment income
(1)(2)
1.65 1.50 1.36 1.52 1.44
Net realized and unrealized gain/
loss 24.48 (24.35) 26.74 13.77 19.27
Total from investment activities 26.13 (22.85) 28.10 15.29 20.71
Distributions
Net investment income (1.66) (1.52) (1.44) (1.55) (1.53)
Net realized gain — — (0.52) (0.40) (0.15)
Total distributions (1.66) (1.52) (1.96) (1.95) (1.68)
NET ASSET VALUE
End of period $ 125.41 $ 100.94 $ 125.31 $ 99.17 $ 85.83
Ratios/Supplemental Data
Total return
(2)(3)
26.06% (18.28)% 28.50% 18.19% 31.23%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.19% 0.20% 0.16% 0.19% 0.20%
Net expenses after waivers/
payments by Price Associates 0.19% 0.20% 0.16% 0.19% 0.20%
Net investment income 1.46% 1.38% 1.21% 1.82% 1.85%
Portfolio turnover rate 5.8% 3.1% 3.1% 13.6% 9.3%
Net assets, end of period (in
millions) $7,218 $5,704 $11,145 $9,002 $25,507
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Equity Index 500 Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 100.93 $ 125.32 $ 99.16 $ 85.84 $ 66.81
Investment activities
Net investment income
(1)(2)
1.80 1.68 1.47 1.54 1.55
Net realized and unrealized gain/
loss 24.49 (24.36) 26.75 13.85 19.26
Total from investment activities 26.29 (22.68) 28.22 15.39 20.81
Distributions
Net investment income (1.81) (1.71) (1.54) (1.67) (1.63)
Net realized gain — — (0.52) (0.40) (0.15)
Total distributions (1.81) (1.71) (2.06) (2.07) (1.78)
NET ASSET VALUE
End of period $ 125.41 $ 100.93 $ 125.32 $ 99.16 $ 85.84
Ratios/Supplemental Data
Total return
(2)(3)
26.23% (18.15)% 28.63% 18.34% 31.39%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.08% 0.08% 0.10% 0.07% 0.06%
Net expenses after waivers/
payments by Price Associates 0.05% 0.05% 0.06% 0.06% 0.06%
Net investment income 1.60% 1.57% 1.31% 1.88% 1.99%
Portfolio turnover rate 5.8% 3.1% 3.1% 13.6% 9.3%
Net assets, end of period (in
millions) $7,970 $6,020 $3,507 $3,232 $5,905
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Equity Index 500 Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 100.90 $ 125.27 $ 99.13 $ 63.64
Investment activities
Net investment income
(2)(3)
1.86 1.71 1.54 1.40
Net realized and unrealized gain/loss 24.48 (24.34) 26.73 36.19
Total from investment activities 26.34 (22.63) 28.27 37.59
Distributions
Net investment income (1.86) (1.74) (1.61) (1.70)
Net realized gain — — (0.52) (0.40)
Total distributions (1.86) (1.74) (2.13) (2.10)
NET ASSET VALUE
End of period $ 125.38 $ 100.90 $ 125.27 $ 99.13
Ratios/Supplemental Data
Total return
(3)(4)
26.30% (18.11)% 28.70% 59.62%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by
Price Associates 0.05% 0.05% 0.06% 0.06%
(5)
Net expenses after waivers/payments by Price
Associates 0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 1.65% 1.57% 1.37% 2.03%
(5)
Portfolio turnover rate 5.8% 3.1% 3.1% 13.6%
Net assets, end of period (in millions) $13,269 $11,283 $19,852 $21,289
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Equity Index 500 Fund
December 31, 2023

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.6%
COMMUNICATION SERVICES 8.6%
Diversified Telecommunication Services 0.7%
AT&T  5,075,784 85,172
Verizon Communications  2,983,503 112,478
197,650
Entertainment 1.2%
Electronic Arts  175,318 23,985
Live Nation Entertainment  (1) 101,712 9,520
Netflix  (1) 309,104 150,497
Take-Two Interactive Software  (1)(2) 111,443 17,937
Walt Disney  1,298,608 117,251
Warner Bros Discovery  (1) 1,578,322 17,961
337,151
Interactive Media & Services 5.8%
Alphabet, Class A  (1) 4,185,930 584,733
Alphabet, Class C  (1) 3,522,596 496,439
Match Group  (1) 199,693 7,289
Meta Platforms, Class A  (1) 1,569,940 555,696
1,644,157
Media 0.7%
Charter Communications, Class A  (1) 72,094 28,021
Comcast, Class A  2,835,043 124,316
Fox, Class A  178,193 5,287
Fox, Class B  92,219 2,550
Interpublic Group  276,184 9,015
News, Class A  268,468 6,591
News, Class B  (2) 87,014 2,238
Omnicom Group  141,508 12,242
Paramount Global, Class B  337,666 4,994
195,254
Wireless Telecommunication Services 0.2%
T-Mobile U.S.  358,178 57,427
57,427
Total Communication Services 2,431,639
CONSUMER DISCRETIONARY 10.8%
Automobile Components 0.1%
Aptiv (1) 201,201 18,052
BorgWarner  168,917 6,055
24,107

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Automobiles 2.0%
Ford Motor  2,784,412 33,942
General Motors  (2) 974,255 34,995
Tesla  (1) 1,956,107 486,054
554,991
Broadline Retail 3.5%
Amazon.com (1) 6,433,890 977,565
eBay  360,221 15,713
Etsy  (1) 88,072 7,138
1,000,416
Distributors 0.1%
Genuine Parts  100,502 13,919
LKQ  191,865 9,169
Pool  (2) 27,997 11,163
34,251
Hotels, Restaurants & Leisure 2.2%
Airbnb, Class A  (1) 308,200 41,958
Booking Holdings  (1) 24,604 87,276
Caesars Entertainment  (1) 152,117 7,131
Carnival  (1) 707,273 13,113
Chipotle Mexican Grill  (1) 19,566 44,747
Darden Restaurants  86,508 14,213
Domino's Pizza  24,926 10,275
Expedia Group  (1) 92,299 14,010
Hilton Worldwide Holdings  179,773 32,735
Las Vegas Sands  264,232 13,003
Marriott International, Class A  173,234 39,066
McDonald's  512,277 151,895
MGM Resorts International  186,488 8,332
Norwegian Cruise Line Holdings  (1) 303,229 6,077
Royal Caribbean Cruises  (1)(2) 167,748 21,722
Starbucks  805,530 77,339
Wynn Resorts  69,056 6,292
Yum! Brands  197,684 25,829
615,013
Household Durables 0.4%
DR Horton  211,309 32,115
Garmin  109,088 14,022
Lennar, Class A  175,086 26,095
Mohawk Industries  (1) 37,935 3,926
NVR  (1) 2,207 15,450
PulteGroup  149,702 15,452

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Whirlpool  (2) 39,079 4,759
111,819
Leisure Products 0.0%
Hasbro  93,172 4,757
4,757
Specialty Retail 2.0%
AutoZone (1) 12,363 31,966
Bath & Body Works  163,755 7,068
Best Buy  138,420 10,835
CarMax  (1)(2) 112,144 8,606
Home Depot  706,897 244,975
Lowe's  407,085 90,597
O'Reilly Automotive  (1) 41,547 39,473
Ross Stores  241,312 33,395
TJX  806,277 75,637
Tractor Supply  (2) 77,436 16,651
Ulta Beauty  (1) 35,450 17,370
576,573
Textiles, Apparel & Luxury Goods 0.5%
Lululemon Athletica  (1) 81,861 41,855
NIKE, Class B  863,771 93,779
Ralph Lauren  (2) 28,977 4,178
Tapestry  165,543 6,094
VF  (2) 233,601 4,392
150,298
Total Consumer Discretionary 3,072,225
CONSUMER STAPLES 6.1%
Beverages 1.5%
Brown-Forman, Class B  (2) 129,407 7,389
Coca-Cola  2,748,650 161,978
Constellation Brands, Class A  114,215 27,612
Keurig Dr Pepper  715,437 23,838
Molson Coors Beverage, Class B  133,182 8,152
Monster Beverage  (1) 526,785 30,348
PepsiCo  971,207 164,950
424,267
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale  312,871 206,520
Dollar General  154,875 21,055
Dollar Tree  (1) 148,967 21,161
Kroger  469,607 21,466
Sysco  359,161 26,265
Target  327,486 46,641

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Walgreens Boots Alliance  (2) 513,106 13,397
Walmart  1,007,587 158,846
515,351
Food Products 0.9%
Archer-Daniels-Midland  379,640 27,418
Bunge Global  (2) 99,954 10,090
Campbell Soup  (2) 140,288 6,065
Conagra Brands  342,471 9,815
General Mills  414,312 26,988
Hershey  106,581 19,871
Hormel Foods  204,913 6,580
J M Smucker  76,076 9,615
Kellanova  186,594 10,432
Kraft Heinz  563,844 20,851
Lamb Weston Holdings  104,489 11,294
McCormick  (2) 178,815 12,235
Mondelez International, Class A  966,001 69,967
Tyson Foods, Class A  203,615 10,944
252,165
Household Products 1.2%
Church & Dwight  175,069 16,554
Clorox  88,690 12,646
Colgate-Palmolive  586,421 46,744
Kimberly-Clark  239,524 29,105
Procter & Gamble  1,665,894 244,120
349,169
Personal Care Products 0.2%
Estee Lauder, Class A  164,888 24,115
Kenvue  1,225,499 26,385
50,500
Tobacco 0.5%
Altria Group  1,259,292 50,800
Philip Morris International  1,101,447 103,624
154,424
Total Consumer Staples 1,745,876
ENERGY 3.9%
Energy Equipment & Services 0.4%
Baker Hughes  714,543 24,423
Halliburton  633,548 22,903
Schlumberger  1,008,663 52,491
99,817
Oil, Gas & Consumable Fuels 3.5%
APA  220,269 7,903

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Chevron  1,240,418 185,021
ConocoPhillips  837,691 97,231
Coterra Energy  541,762 13,826
Devon Energy  455,645 20,641
Diamondback Energy  127,179 19,723
EOG Resources  413,195 49,976
EQT  291,648 11,275
Exxon Mobil  2,831,824 283,126
Hess  195,702 28,212
Kinder Morgan  1,378,421 24,315
Marathon Oil  401,833 9,708
Marathon Petroleum  266,650 39,560
Occidental Petroleum  469,125 28,011
ONEOK  412,412 28,960
Phillips 66  309,010 41,142
Pioneer Natural Resources  165,316 37,176
Targa Resources  159,238 13,833
Valero Energy  238,571 31,014
Williams  860,492 29,971
1,000,624
Total Energy 1,100,441
FINANCIALS 12.9%
Banks 3.2%
Bank of America  4,863,644 163,759
Citigroup  1,348,400 69,362
Citizens Financial Group  338,843 11,229
Comerica  92,598 5,168
Fifth Third Bancorp  (2) 479,994 16,555
Huntington Bancshares  1,031,616 13,122
JPMorgan Chase  2,044,157 347,711
KeyCorp  660,921 9,517
M&T Bank  116,974 16,035
PNC Financial Services Group  281,941 43,659
Regions Financial  669,122 12,968
Truist Financial  943,417 34,831
U.S. Bancorp  1,104,163 47,788
Wells Fargo  2,564,171 126,208
Zions Bancorp  (2) 106,684 4,680
922,592
Capital Markets 3.0%
Ameriprise Financial  70,823 26,901
Bank of New York Mellon  549,706 28,612
BlackRock  98,584 80,031
Blackstone  503,677 65,941

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cboe Global Markets  75,525 13,486
Charles Schwab  1,055,596 72,625
CME Group  255,320 53,770
FactSet Research Systems  27,164 12,959
Franklin Resources  (2) 199,212 5,935
Goldman Sachs Group  230,003 88,728
Intercontinental Exchange  406,016 52,145
Invesco  321,415 5,734
MarketAxess Holdings  26,602 7,790
Moody's  111,903 43,705
Morgan Stanley  891,112 83,096
MSCI  56,017 31,686
Nasdaq  241,390 14,034
Northern Trust  148,343 12,517
Raymond James Financial  (2) 133,808 14,920
S&P Global  228,603 100,704
State Street  214,541 16,618
T. Rowe Price Group  (3) 159,622 17,190
849,127
Consumer Finance 0.5%
American Express  405,744 76,012
Capital One Financial  270,154 35,423
Discover Financial Services  177,891 19,995
Synchrony Financial  299,867 11,452
142,882
Financial Services 4.1%
Berkshire Hathaway, Class B  (1) 1,286,794 458,948
Fidelity National Information Services  421,371 25,312
Fiserv  (1) 422,488 56,123
FleetCor Technologies  (1) 49,989 14,127
Global Payments  184,929 23,486
Jack Henry & Associates  51,637 8,438
Mastercard, Class A  585,324 249,647
PayPal Holdings  (1) 758,121 46,556
Visa, Class A  1,126,905 293,390
1,176,027
Insurance 2.1%
Aflac  372,588 30,738
Allstate  185,999 26,036
American International Group  492,294 33,353
Aon, Class A  140,745 40,960
Arch Capital Group  (1) 265,221 19,698
Arthur J Gallagher  152,786 34,358
Assurant  37,380 6,298

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Brown & Brown  167,017 11,877
Chubb  287,352 64,942
Cincinnati Financial  112,324 11,621
Everest Group  31,069 10,985
Globe Life  62,429 7,599
Hartford Financial Services Group  209,091 16,807
Loews  132,607 9,228
Marsh & McLennan  350,757 66,458
MetLife  435,469 28,798
Principal Financial Group  159,254 12,528
Progressive  414,816 66,072
Prudential Financial  258,115 26,769
Travelers  162,111 30,880
W R Berkley  145,783 10,310
Willis Towers Watson  71,811 17,321
583,636
Total Financials 3,674,264
HEALTH CARE 12.5%
Biotechnology 2.0%
AbbVie  1,247,538 193,331
Amgen  379,535 109,314
Biogen  (1) 102,972 26,646
Gilead Sciences  884,725 71,672
Incyte  (1) 132,453 8,317
Moderna  (1) 235,547 23,425
Regeneron Pharmaceuticals  (1) 75,777 66,554
Vertex Pharmaceuticals  (1) 181,613 73,896
573,155
Health Care Equipment & Supplies 2.6%
Abbott Laboratories  1,225,329 134,872
Align Technology  (1) 50,753 13,906
Baxter International  362,551 14,016
Becton Dickinson & Company  205,838 50,189
Boston Scientific  (1) 1,039,308 60,082
Cooper  35,454 13,417
DENTSPLY SIRONA  (2) 152,119 5,414
Dexcom  (1) 274,684 34,086
Edwards Lifesciences  (1) 430,525 32,828
GE HealthCare Technologies  276,137 21,351
Hologic  (1) 173,738 12,414
IDEXX Laboratories  (1) 58,643 32,550
Insulet  (1) 49,518 10,744
Intuitive Surgical  (1) 249,443 84,152
Medtronic  945,022 77,851

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ResMed  103,658 17,831
STERIS  70,207 15,435
Stryker  239,942 71,853
Teleflex  33,287 8,300
Zimmer Biomet Holdings  147,443 17,944
729,235
Health Care Providers & Services 2.8%
Cardinal Health  171,376 17,275
Cencora  118,548 24,347
Centene  (1) 373,966 27,752
Cigna Group  206,050 61,702
CVS Health  911,874 72,002
DaVita  (1) 39,042 4,090
Elevance Health  165,637 78,108
HCA Healthcare  139,066 37,642
Henry Schein  (1) 93,839 7,105
Humana  86,471 39,587
Laboratory Corp. of America Holdings  58,729 13,348
McKesson  93,476 43,277
Molina Healthcare  (1) 41,493 14,992
Quest Diagnostics  78,874 10,875
UnitedHealth Group  654,006 344,315
Universal Health Services, Class B  44,310 6,755
803,172
Life Sciences Tools & Services 1.4%
Agilent Technologies  204,882 28,485
Bio-Rad Laboratories, Class A  (1) 14,627 4,723
Bio-Techne  111,697 8,619
Charles River Laboratories International  (1) 35,744 8,450
Danaher  466,262 107,865
Illumina  (1) 112,707 15,693
IQVIA Holdings  (1) 129,649 29,998
Mettler-Toledo International  (1) 15,559 18,873
Revvity  88,997 9,728
Thermo Fisher Scientific  274,094 145,486
Waters  (1) 42,340 13,940
West Pharmaceutical Services  52,548 18,503
410,363
Pharmaceuticals 3.7%
Bristol-Myers Squibb  1,434,102 73,584
Catalent  (1) 128,290 5,764
Eli Lilly  563,816 328,660
Johnson & Johnson  1,701,709 266,726
Merck  1,790,500 195,200

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pfizer  3,984,820 114,723
Viatris  839,250 9,089
Zoetis  323,389 63,827
1,057,573
Total Health Care 3,573,498
INDUSTRIALS & BUSINESS SERVICES 9.0%
Aerospace & Defense 1.6%
Axon Enterprise  (1) 50,343 13,005
Boeing  (1) 402,605 104,943
General Dynamics  160,701 41,729
Howmet Aerospace  278,831 15,090
Huntington Ingalls Industries  28,235 7,331
L3Harris Technologies  134,489 28,326
Lockheed Martin  155,580 70,515
Northrop Grumman  100,903 47,237
RTX  1,013,918 85,311
Textron  140,382 11,290
TransDigm Group  39,064 39,517
464,294
Air Freight & Logistics 0.5%
CH Robinson Worldwide  83,136 7,182
Expeditors International of Washington  100,450 12,777
FedEx  164,117 41,517
United Parcel Service, Class B  513,498 80,737
142,213
Building Products 0.5%
A.O. Smith  88,075 7,261
Allegion  62,291 7,892
Builders FirstSource  (1) 87,624 14,628
Carrier Global  593,453 34,094
Johnson Controls International  480,154 27,676
Masco  161,309 10,804
Trane Technologies  161,671 39,431
141,786
Commercial Services & Supplies 0.6%
Cintas  61,195 36,880
Copart  (1) 615,578 30,163
Republic Services  145,304 23,962
Rollins  201,524 8,801
Veralto  156,873 12,904
Waste Management  257,668 46,148
158,858

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Construction & Engineering 0.1%
Quanta Services  103,297 22,291
22,291
Electrical Equipment 0.6%
AMETEK  164,055 27,051
Eaton  283,294 68,223
Emerson Electric  405,366 39,454
Generac Holdings  (1) 44,466 5,747
Hubbell  38,200 12,565
Rockwell Automation  81,682 25,361
178,401
Ground Transportation 1.1%
CSX  1,389,602 48,177
JB Hunt Transport Services  58,492 11,683
Norfolk Southern  160,664 37,978
Old Dominion Freight Line  63,218 25,624
Uber Technologies  (1) 1,461,261 89,970
Union Pacific  432,418 106,211
319,643
Industrial Conglomerates 1.0%
3M  391,362 42,784
General Electric  772,787 98,631
Honeywell International  465,076 97,531
Roper Technologies  75,670 41,253
280,199
Machinery 1.8%
Caterpillar  362,219 107,097
Cummins  100,092 23,979
Deere  188,764 75,481
Dover  99,577 15,316
Fortive  250,467 18,442
IDEX  53,477 11,611
Illinois Tool Works  192,614 50,453
Ingersoll Rand  285,631 22,091
Nordson  (2) 38,402 10,144
Otis Worldwide  292,799 26,197
PACCAR  369,996 36,130
Parker-Hannifin  90,827 41,844
Pentair  116,790 8,492
Snap-on  (2) 37,917 10,952
Stanley Black & Decker  108,566 10,650
Westinghouse Air Brake Technologies  127,511 16,181

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Xylem  171,378 19,599
504,659
Passenger Airlines 0.2%
American Airlines Group  (1)(2) 461,356 6,339
Delta Air Lines  457,922 18,422
Southwest Airlines  (2) 422,510 12,202
United Airlines Holdings  (1) 230,027 9,491
46,454
Professional Services 0.7%
Automatic Data Processing  292,542 68,154
Broadridge Financial Solutions  84,068 17,297
Ceridian HCM Holding  (1)(2) 111,722 7,499
Equifax  86,654 21,429
Jacobs Solutions  89,661 11,638
Leidos Holdings  96,475 10,442
Paychex  227,170 27,058
Paycom Software  35,112 7,258
Robert Half  (2) 77,012 6,771
Verisk Analytics  103,123 24,632
202,178
Trading Companies & Distributors 0.3%
Fastenal  406,255 26,313
United Rentals  48,566 27,849
WW Grainger  31,644 26,223
80,385
Total Industrials & Business Services 2,541,361
INFORMATION TECHNOLOGY 28.6%
Communications Equipment 0.8%
Arista Networks  (1) 177,525 41,809
Cisco Systems  2,860,490 144,512
F5  (1) 42,608 7,626
Juniper Networks  229,709 6,772
Motorola Solutions  118,230 37,016
237,735
Electronic Equipment, Instruments & Components 0.6%
Amphenol, Class A  422,245 41,857
CDW  95,350 21,675
Corning  541,357 16,484
Jabil  90,852 11,575
Keysight Technologies  (1) 125,890 20,028
TE Connectivity  222,352 31,241
Teledyne Technologies  (1) 33,515 14,957
Trimble  (1) 175,957 9,361

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zebra Technologies, Class A  (1) 36,835 10,068
177,246
IT Services 1.2%
Accenture, Class A  443,291 155,555
Akamai Technologies  (1) 108,841 12,881
Cognizant Technology Solutions, Class A  359,128 27,125
EPAM Systems  (1) 41,553 12,355
Gartner  (1) 54,500 24,586
International Business Machines  646,419 105,722
VeriSign  (1) 63,874 13,156
351,380
Semiconductors & Semiconductor Equipment 8.1%
Advanced Micro Devices  (1) 1,141,264 168,234
Analog Devices  351,163 69,727
Applied Materials  590,176 95,650
Broadcom  310,382 346,464
Enphase Energy  (1) 97,839 12,928
First Solar  (1) 76,501 13,180
Intel  2,988,751 150,185
KLA  95,682 55,620
Lam Research  92,881 72,750
Microchip Technology  385,691 34,782
Micron Technology  777,554 66,356
Monolithic Power Systems  34,007 21,451
NVIDIA  1,747,435 865,365
NXP Semiconductors  182,505 41,918
ON Semiconductor  (1) 306,806 25,627
Qorvo  (1) 70,368 7,924
QUALCOMM  785,573 113,617
Skyworks Solutions  113,008 12,704
Teradyne  109,423 11,874
Texas Instruments  644,225 109,815
2,296,171
Software 10.6%
Adobe (1) 321,705 191,929
ANSYS  (1) 61,244 22,224
Autodesk  (1) 151,239 36,824
Cadence Design Systems  (1) 192,873 52,533
Fair Isaac  (1) 17,689 20,590
Fortinet  (1) 445,809 26,093
Gen Digital  401,083 9,153
Intuit  198,748 124,223
Microsoft  5,259,089 1,977,628
Oracle  1,126,343 118,750

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Palo Alto Networks  (1)(2) 220,342 64,974
PTC  (1) 84,622 14,806
Salesforce  (1) 687,448 180,895
ServiceNow  (1) 144,738 102,256
Synopsys  (1) 108,007 55,614
Tyler Technologies  (1) 30,130 12,598
3,011,090
Technology Hardware, Storage & Peripherals 7.3%
Apple  10,344,835 1,991,691
Hewlett Packard Enterprise  910,361 15,458
HP  617,348 18,576
NetApp  150,160 13,238
Seagate Technology Holdings  136,793 11,678
Western Digital  (1) 227,438 11,911
2,062,552
Total Information Technology 8,136,174
MATERIALS 2.4%
Chemicals 1.6%
Air Products & Chemicals  157,569 43,142
Albemarle  (2) 84,020 12,139
Celanese  (2) 70,784 10,998
CF Industries Holdings  137,427 10,925
Corteva  504,648 24,183
Dow  496,114 27,207
DuPont de Nemours  300,207 23,095
Eastman Chemical  84,879 7,624
Ecolab  179,769 35,657
FMC  (2) 89,193 5,624
International Flavors & Fragrances  181,743 14,716
Linde  342,419 140,635
LyondellBasell Industries, Class A  182,236 17,327
Mosaic  238,364 8,517
PPG Industries  166,448 24,892
Sherwin-Williams  165,679 51,675
458,356
Construction Materials 0.2%
Martin Marietta Materials  43,967 21,936
Vulcan Materials  94,513 21,455
43,391
Containers & Packaging 0.2%
Amcor  1,054,645 10,167
Avery Dennison  57,733 11,671
Ball  221,837 12,760

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
International Paper  248,141 8,970
Packaging Corp. of America  64,425 10,496
Westrock  184,084 7,643
61,707
Metals & Mining 0.4%
Freeport-McMoRan  1,016,325 43,265
Newmont  820,343 33,954
Nucor  172,218 29,973
Steel Dynamics  105,237 12,428
119,620
Total Materials 683,074
REAL ESTATE 2.5%
Health Care Real Estate Investment Trusts 0.2%
Healthpeak Properties, REIT  389,489 7,712
Ventas, REIT  286,479 14,278
Welltower, REIT  391,622 35,313
57,303
Hotel & Resort Real Estate Investment Trusts 0.0%
Host Hotels & Resorts, REIT  507,555 9,882
9,882
Industrial Real Estate Investment Trusts 0.3%
Prologis, REIT  656,113 87,460
87,460
Office Real Estate Investment Trusts 0.1%
Alexandria Real Estate Equities, REIT  109,654 13,901
Boston Properties, REIT  102,042 7,160
21,061
Real Estate Management & Development 0.2%
CBRE Group, Class A  (1) 212,412 19,773
CoStar Group  (1) 290,416 25,380
45,153
Residential Real Estate Investment Trusts 0.3%
AvalonBay Communities, REIT  100,990 18,907
Camden Property Trust, REIT  76,743 7,620
Equity Residential, REIT  243,077 14,867
Essex Property Trust, REIT  45,993 11,403
Invitation Homes, REIT  409,625 13,972
Mid-America Apartment Communities, REIT  83,665 11,250
UDR, REIT  217,617 8,333
86,352
Retail Real Estate Investment Trusts 0.3%
Federal Realty Investment Trust, REIT  51,697 5,327

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kimco Realty, REIT  473,407 10,088
Realty Income, REIT  (2) 501,789 28,813
Regency Centers, REIT  116,428 7,801
Simon Property Group, REIT  231,724 33,053
85,082
Specialized Real Estate Investment Trusts 1.1%
American Tower, REIT  330,824 71,418
Crown Castle, REIT  307,336 35,402
Digital Realty Trust, REIT  214,340 28,846
Equinix, REIT  66,395 53,474
Extra Space Storage, REIT  149,169 23,916
Iron Mountain, REIT  208,924 14,621
Public Storage, REIT  112,083 34,185
SBA Communications, REIT  77,161 19,575
VICI Properties, REIT  720,793 22,979
Weyerhaeuser, REIT  519,947 18,079
322,495
Total Real Estate 714,788
UTILITIES 2.3%
Electric Utilities 1.5%
Alliant Energy  180,204 9,244
American Electric Power  364,834 29,632
Constellation Energy  227,725 26,619
Duke Energy  546,864 53,068
Edison International  272,680 19,494
Entergy  149,079 15,085
Evergy  163,027 8,510
Eversource Energy  246,053 15,186
Exelon  704,748 25,300
FirstEnergy  367,365 13,468
NextEra Energy  1,454,486 88,346
NRG Energy  160,246 8,285
PG&E  1,475,567 26,604
Pinnacle West Capital  79,867 5,738
PPL  524,728 14,220
Southern  773,970 54,271
Xcel Energy  392,171 24,279
437,349
Gas Utilities 0.0%
Atmos Energy  105,729 12,254
12,254

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Independent Power & Renewable Electricity Producers 0.0%
AES (2) 480,698 9,253
9,253
Multi-Utilities 0.7%
Ameren  187,003 13,528
CenterPoint Energy  451,778 12,907
CMS Energy  208,881 12,130
Consolidated Edison  245,287 22,314
Dominion Energy  592,552 27,850
DTE Energy  145,394 16,031
NiSource  289,019 7,674
Public Service Enterprise Group  352,615 21,562
Sempra  445,246 33,273
WEC Energy Group  222,667 18,742
186,011
Water Utilities 0.1%
American Water Works  137,390 18,134
18,134
Total Utilities 663,001
Total Common Stocks (Cost $9,570,166) 28,336,341
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 5.42%  (3)(4) 121,765,608 121,766
121,766
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 5.228%, 5/9/24  (5) 7,160,000 7,029
U.S. Treasury Bills, 5.414%, 1/18/24  (5) 420,000 419
7,448
Total Short-Term Investments (Cost $129,214) 129,214

T. ROWE PRICE Equity Index 500 Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 5.42%  (3)(4) 96,582,985 96,583
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank And Trust Company 96,583
Total Securities Lending Collateral (Cost $96,583) 96,583
Total Investments in Securities
100.4% of Net Assets
(Cost $9,795,963) $ 28,562,138
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at December 31, 2023.
(3) Affiliated Companies
(4) Seven-day yield
(5) At December 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Index 500 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 476 S&P 500 E-Mini Index contracts 3/24 114,716 $ 1,840
Net payments (receipts) of variation margin to date (2,227)
Variation margin receivable (payable) on open futures contracts $ (387)

T. ROWE PRICE Equity Index 500 Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Group  $ 291 $ (444) $ 779
T. Rowe Price Government Reserve Fund, 5.42% — — 3,322++
Totals $ 291# $ (444) $ 4,101+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
T. Rowe Price Group  $ 17,546 $ 521 $ 433 $ 17,190
T. Rowe Price Government
Reserve Fund, 5.42% 82,615   ¤   ¤ 218,349
Total $ 235,539^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $4,101 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $225,545.

T. ROWE PRICE Equity Index 500 Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $9,795,963) $ 28,562,138
Dividends and interest receivable 26,407
Receivable for shares sold 16,721
Cash 818
Due from affiliates 162
Other assets 117
Total assets 28,606,363
Liabilities
Obligation to return securities lending collateral 96,583
Payable for shares redeemed 50,144
Investment management fees payable 1,189
Payable for investment securities purchased 670
Variation margin payable on futures contracts 387
Payable to directors 22
Other liabilities 864
Total liabilities 149,859
NET ASSETS $ 28,456,504

T. ROWE PRICE Equity Index 500 Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 18,545,896
Paid-in capital applicable to 226,936,698 shares of $0.01 par value capital stock outstanding; 2,000,000,000 shares of the
Corporation authorized 9,910,608
NET ASSETS $ 28,456,504
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $7,217,946; Shares outstanding: 57,554,279) $ 125.41
I Class
(Net assets: $7,970,254; Shares outstanding: 63,554,431) $ 125.41
Z Class
(Net assets: $13,268,304; Shares outstanding:
105,827,988) $ 125.38

T. ROWE PRICE Equity Index 500 Fund
Statement of Operations

($000s)
Year
Ended
12/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $123) $ 422,019
Securities lending 352
    Interest 335
Other 33
Total income 422,739
Expenses
Investment management 12,830
Shareholder servicing
Investor Class $ 8,355
I Class 1,600 9,955
Prospectus and shareholder reports
Investor Class 146
I Class 12
Z Class 3 161
Custody and accounting 511
Registration 104
Directors 89
Proxy and annual meeting 85
Legal and audit 27
Miscellaneous 67
Waived / paid by Price Associates (8,452)
Total expenses 15,377
Net investment income 407,362

T. ROWE PRICE Equity Index 500 Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 492,650
Futures 9,721
Net realized gain 502,371
Change in net unrealized gain / loss
Securities 5,104,826
Futures 4,225
Change in net unrealized gain / loss 5,109,051
Net realized and unrealized gain / loss 5,611,422
INCREASE IN NET ASSETS FROM OPERATIONS
$ 6,018,784

T. ROWE PRICE Equity Index 500 Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 407,362 $ 399,440
Net realized gain 502,371 3,877,633
Change in net unrealized gain / loss 5,109,051 (10,090,010)
Increase (decrease) in net assets from operations 6,018,784 (5,812,937)
Distributions to shareholders
Net earnings
Investor Class (93,863) (85,930)
I Class (111,081) (100,147)
Z Class (202,479) (208,089)
Decrease in net assets from distributions (407,423) (394,166)
Capital share transactions
*
Shares sold
Investor Class 1,203,054 1,241,836
I Class 929,324 4,297,726
Z Class 1,659,719 2,316,535
Distributions reinvested
Investor Class 89,367 81,839
I Class 103,409 93,348
Z Class 202,479 208,089
Shares redeemed
Investor Class (1,163,721) (4,920,343)
I Class (583,631) (892,234)
Z Class (2,602,069) (7,716,336)
Decrease in net assets from capital share
transactions (162,069) (5,289,540)

T. ROWE PRICE Equity Index 500 Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Net Assets
Increase (decrease) during period 5,449,292 (11,496,643)
Beginning of period 23,007,212 34,503,855
End of period $ 28,456,504 $ 23,007,212
*Share information (000s)
Shares sold
Investor Class 10,630 11,240
I Class 8,167 38,773
Z Class 14,918 21,212
Distributions reinvested
Investor Class 781 779
I Class 904 888
Z Class 1,774 1,968
Shares redeemed
Investor Class (10,364) (44,457)
I Class (5,162) (7,996)
Z Class (22,687) (69,835)
Decrease in shares outstanding (1,039) (47,428)

T. ROWE PRICE Equity Index 500 Fund
I Financial Statements

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the Investment
Company Act of 1940 (the 1940 Act). The Equity Index 500 Fund (the fund) is an open-
end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified.
The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization U.S. stocks. The fund has three classes of shares: the Equity Index
500 Fund (Investor Class), the Equity Index 500 Fund–I Class (I Class) and the Equity
Index 500 Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as income; capital gain distributions are reflected as realized gain/

T. ROWE PRICE Equity Index 500 Fund

loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain
(loss) to paid-in capital. During the year ended December 31, 2023, the fund realized
$224,521,000 of net gain on $310,250,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial statements.

T. ROWE PRICE Equity Index 500 Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs

T. ROWE PRICE Equity Index 500 Fund

are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of

T. ROWE PRICE Equity Index 500 Fund

judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2023, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 28,336,341 $ — $ — $ 28,336,341
Short-Term Investments 121,766 7,448 — 129,214
Securities Lending Collateral 96,583 — — 96,583
Total Securities 28,554,690 7,448 — 28,562,138
Futures Contracts* 1,840 — — 1,840
Total $ 28,556,530 $ 7,448 $ — $ 28,563,978
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Equity Index 500 Fund

The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives Futures $ 1,840
*
Total $ 1,840
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 9,721
Total $ 9,721

T. ROWE PRICE Equity Index 500 Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of
Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of
December 31, 2023, securities valued at $7,390,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk.
The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Change in Unrealized
Gain (Loss)
Equity derivatives $ 4,225
Total $ 4,225

T. ROWE PRICE Equity Index 500 Fund

gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended December 31, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2023, the value of loaned securities was
$93,173,000; the value of cash collateral and related investments was $96,583,000.

T. ROWE PRICE Equity Index 500 Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $1,637,352,000 and $1,493,678,000, respectively, for the year ended December 31, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 407,423 $ 394,166

T. ROWE PRICE Equity Index 500 Fund

At December 31, 2023, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2023, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. Other temporary differences relate primarily to differences in treatment of corporate actions.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards
($000s)
Cost of investments $ 10,022,632
Unrealized appreciation $ 19,181,783
Unrealized depreciation (642,277)
Net unrealized appreciation (depreciation) $ 18,539,506
($000s)
Undistributed ordinary income $ 6,425
Net unrealized appreciation (depreciation) 18,539,506
Other temporary differences (35)
Total distributable earnings (loss) $ 18,545,896

T. ROWE PRICE Equity Index 500 Fund

are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.05% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses;
and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Equity Index 500 Fund

The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $4,987,000 remain subject to repayment by the fund at December 31, 2023.
Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2023, expenses incurred pursuant to these service agreements were $112,000 for Price
Associates; $4,368,000 for T. Rowe Price Services, Inc.; and $1,797,000 for T. Rowe
Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor Class I Class Z Class
Expense limitation/I Class Limit 0.21% 0.00% 0.00%
Expense limitation date 04/30/26 04/30/26 N/A
(Waived)/repaid during the period ($000s) $11 $(1,847) $(6,616)

T. ROWE PRICE Equity Index 500 Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2023, the fund was charged $574,000 for shareholder servicing costs related to the college savings plans, of which $130,000 was for services provided by Price. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At December 31, 2023, approximately
23% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At December 31, 2023, 100% of the Z Class's outstanding shares were held by Price
Funds and accounts.
Consistent with its investment objective, the fund may invest in T. Rowe Price Group,
Inc. Additionally, the fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund:
the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve
Fund, organized as money market funds (together, the Price Reserve Funds). The Price
Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds
pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the

T. ROWE PRICE Equity Index 500 Fund

independent current market price of the security. During the year ended December 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Equity Index 500 Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Index Trust, Inc. and Shareholders of
T. Rowe Price Equity Index 500 Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Equity Index 500 Fund (one of the funds constituting T. Rowe Price Index Trust, Inc., referred to hereafter as the "Fund") as of
December 31, 2023, the related statement of operations for the year ended December 31,
2023, the statement of changes in net assets for each of the two years in the period ended
December 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the periods indicated
therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Equity Index 500 Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Equity Index 500 Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $250,685,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $395,453,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $380,051,000 of the fund's income qualifies for the dividends-received deduction.

T. ROWE PRICE Equity Index 500 Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Equity Index 500 Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Equity Index 500 Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE EQUITY INDEX 500 FUND

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE EQUITY INDEX 500 FUND

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE EQUITY INDEX 500 FUND

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Index Trust  Principal Occupation(s)
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President,
and Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE EQUITY INDEX 500 FUND

Name (Year of Birth)
Position Held With Index Trust  Principal Occupation(s)
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Michael K. Sewell (1982)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Neil Smith (1972)
President
Vice President, Price Hong Kong, Price Japan, Price
Singapore, T. Rowe Price Group, Inc., and Price
International
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F50-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$23,064	$21,734
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2024